Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2020
19. Contingent liabilities and commitments
Contingent liabilities and commitments
19. Contingent liabilities and commitments
	As at	As at
	30.06.20	31.12.19
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	16,225	17,606
Performance guarantees, acceptances and endorsements	6,739	6,921
Total	22,964	24,527

Commitments
Documentary credits and other short-term trade related transactions	1,162	1,291
Standby facilities, credit lines and other commitments	332,969	333,164
Total	334,131	334,455